(LOSS) PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Numerator (in 000’$)
Net loss attributable to owners of the Company	$ (3,066)	$ (696)
Denominator (in 000’)
Weighted average number of shares – Basic and Diluted	12,213	11,104
Basic and diluted (loss) per share (Actual)	$ (0.25)	$ (0.06)